Accounts Receivable, Net	12 Months Ended
Mar. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 5 - ACCOUNTS RECEIVABLE, NET

	As of	As of
	March 31, 2023	March 31, 2022
	USD	USD
Accounts receivable	8,097,742	-
Allowance for uncollectible accounts receivable	(400,759)	-
Accounts receivable, net	7,696,983	-